Fair Value Measurements - Summary Of Valuation Techniques and Significant Unobservable Inputs Used In the Recurring Fair Value Measurements Categorized Within Level 3 (Detail) $ in Thousands	Jun. 30, 2021 USD ($) PerShare	Dec. 31, 2020 USD ($) PerShare	Dec. 31, 2019 USD ($) PerShare
Fair Value, Recurring [Member] | Contingent Consideration Payable In Stock [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Current Liabilities		$ 0	$ 445
Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Other investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment	$ 39,275	49,849	5,541
Fair Value, Recurring [Member] | IndiaCo Forward Contract Liability [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Forward Contact Liability		7,907	$ 1,297,758
Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input Market Interest Rate [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Investment | PerShare			6.0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Measurement Input Preferred Share Fair Values [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Convertible related party liabilities	57,944	418,908	$ 2,151,075
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Contingent Consideration Payable In Stock [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Current Liabilities		0	445
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Contingent Consideration Payable In Stock [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Current Liabilities			445
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Measurement Input, Share Price [Member] | Discounted cash flow/Market approach [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment		49,849
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Other investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment	39,275	49,849	5,541
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input Market Interest Rate [Member] | Discounted cash flow/Market approach [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment		49,849
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input Market Interest Rate [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment			5,541
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Other Investment	$ 39,275
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | IndiaCo Forward Contract Liability [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Forward Contact Liability		7,907	$ 1,297,758
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | IndiaCo Forward Contract Liability [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Forward Contact Liability		7,907
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | IndiaCo Forward Contract Liability [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Forward Contact Liability		$ 7,907
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | Measurement Input Preferred Share Fair Values [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare			9.41
Weighted Average Convertible related party liabilities | PerShare	9.48	3.09
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | Contingent Consideration Payable In Stock [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare			3.72
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | Convertible Debt Securities [Member] | Measurement Input, Share Price [Member] | Discounted cash flow/Market approach [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Investment | PerShare		2.97
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input Market Interest Rate [Member] | Discounted cash flow/Market approach [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Investment | PerShare		2.97
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | Convertible Debt Securities [Member] | Other investment [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Investment | PerShare	2.25
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | IndiaCo Forward Contract Liability [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Forward Contact Liability | PerShare		2.97
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Weighted Average [Member] | IndiaCo Forward Contract Liability [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Forward Contact Liability | PerShare		2.97
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Minimum [Member] | Measurement Input Preferred Share Fair Values [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare			6.10
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Minimum [Member] | Contingent Consideration Payable In Stock [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare			0.02
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Maximum [Member] | Measurement Input Preferred Share Fair Values [Member] | Discounted cash flow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare			11.58
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Maximum [Member] | Contingent Consideration Payable In Stock [Member] | Measurement Input, Share Price [Member] | Discounted cash flow [Member] | Other Current Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Other Current Liabilities | PerShare			3.97